Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Currently payable [Abstract]
Federal	$ 28,480,000	$ 11,476,000	$ 16,637,000
State	2,845,000	1,939,000	2,711,000
Foreign	22,713,000	24,949,000	21,161,000
Current income tax (expense), total	54,038,000	38,364,000	40,509,000
Deferred expense (benefit) [Abstract]
Federal	(5,669,000)	7,320,000	(2,287,000)
State	(274,000)	404,000	40,000
Foreign	2,805,000	961,000	(1,648,000)
Deferred income tax (expense), total	(3,138,000)	8,685,000	(3,895,000)
Income taxes	50,900,000	47,049,000	36,614,000
Deferred tax assets [Abstract]
Benefit plans	15,597,000	12,802,000
Liabilities and reserves	9,482,000	10,397,000
Foreign operating loss carryovers	32,397,000	39,536,000
Other	16,084,000	14,782,000
Gross deferred tax assets	73,560,000	77,517,000
Valuation allowance	(34,863,000)	(39,084,000)
Deferred tax assets	38,697,000	38,433,000
Deferred tax liabilities [Abstract]
Property, plant and equipment	(18,565,000)	(24,298,000)
Other assets	(1,999,000)	(2,755,000)
Other	(25,182,000)	(19,820,000)
Deferred tax liabilities	(45,746,000)	(46,873,000)
Net deferred tax assets (liabilities)	(7,049,000)	(8,440,000)
Effective tax rate reconciliation [Abstract]
Taxes at statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (in hundredths)	1.00%	1.10%	1.60%
Tax credits (in hundredths)	(0.20%)	(0.30%)	(0.30%)
Taxes on foreign earnings (in hundredths)	(2.50%)	(3.70%)	(3.60%)
Resolution of prior years' tax matters (in hundredths)	(0.60%)	(1.50%)	(2.10%)
Valuation allowance adjustments (in hundredths)	(0.60%)	0.00%	(0.40%)
Revaluation of previously held interest	(0.70%)	0.00%	0.00%
Other, net (in hundredths)	(1.70%)	(0.10%)	(0.50%)
Effective tax rate (in hundredths)	29.70%	30.50%	29.70%
Earnings before income taxes [Abstract]
United States	70,023,000	56,150,000	46,467,000
Foreign	101,361,000	98,043,000	76,708,000
Total	171,384,000	154,193,000	123,175,000
Unremitted earnings of foreign subsidiaries	340,500,000
Reconciliation of change in liability for unrecognized tax benefits [Roll Forward]
Balance at beginning of period	9,423,000	12,213,000
Increases for tax positions taken in the current period	694,000	677,000
Increases for tax positions taken in prior period	365,000	870,000
Decreases for tax positions taken in prior periods	(147,000)	(792,000)
Decreases related to settlements with tax authorities	(206,000)	(2,276,000)
Decreases as a result of lapse of the applicable statutes of limitations	(1,077,000)	(846,000)
Foreign currency exchange rate changes	(265,000)	(423,000)
Balance at the end of period	8,787,000	9,423,000	12,213,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	8,000,000
Income tax interest and penalties accrued	1,400,000
Expected decrease in liability for unrecognized tax benefits in the next fiscal year	2,200,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	114,000,000
Operating loss carryovers, subject to expiration	7,300,000
Operating loss carryovers, not subject to expiration	106,700,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	$ 111,300,000